Asset Retirement Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations
Asset retirement obligations	$ 17,737	$ 20,382	$ 21,599	$ 26,308	$ 26,308	$ 15,245	$ 7,627
Changes in Company's asset retirement obligations
Asset retirement obligations - beginning of period			21,599	26,308	26,308	15,245	7,627
Liabilities incurred			2	844	996	2,535	3,044
Liabilities settled				(47)	(47)	(61)
Liabilities eliminated through asset sales			(4,699)	(7,652)	(7,652)
Current period accretion expense	390	432	835	929	1,706	1,435	723
Asset retirement obligations - end of period	$ 17,737	$ 20,382	$ 17,737	$ 20,382	$ 21,599	$ 26,308	$ 15,245